Share-based Compensation	12 Months Ended
Jul. 31, 2022
Disclosure Of Detailed Information About Share Based Compensation [Abstract]
Share-based Compensation

25. Share-based Compensation

Omnibus Plan

The Company has a share option plan (the "Former Plan"), adopted in July 2017, that was administered by the Board of Directors who established exercise prices and expiry dates. Expiry dates are up to 10 years from issuance, as determined by the Board of Directors at the time of issuance. On June 28, 2018, the Board of Directors put forth a new share option plan (the "Omnibus Plan") which was approved by shareholders on August 28, 2019. Unless otherwise determined by the Board of Directors, options issued under both the Former Plan and Omnibus Plan vest over a three-year period. The maximum number of common shares reserved for issuance for options that may be granted under the Omnibus Plan is 10% of the issued and outstanding common shares or 60,098,845 common shares as at July 31, 2022 (July 31, 2021 - 15,264,595). The Omnibus plan is subject to cash and equity settlement, the Former Plan, Zenabis plan are subject to equity settlements. Options issued prior to July 2018 under the outgoing plan and the options assumed through the acquisitions of 48North and Zenabis do not contribute to the available option pool reserved for issuance. As of July 31, 2022, the Company had 23,415,128 issued and outstanding under the Omnibus Plan, 747,244 issued and outstanding under the Former Plan and 524,696 issued and outstanding under the assumed plans from business combinations.

Stock Options

	July 31, 2022		July 31, 2021
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Opening balance	12,018,143	$10.63	7,503,691	$16.30
Granted	17,851,906	0.73	5,273,906	5.21
Replacement options issued on acquisition	162,009	7.19	905,902	3.81
Forfeited	(4,714,233)	4.47	(630,473)	12.80
Expired	(613,733)	22.20	(624,832)	25.95
Exercised	(17,024)	2.54	(410,051)	3.00
Closing balance	24,687,068	$0.73	12,018,143	$10.63

The following table summarizes the stock option grants during the year ended July 31, 2022 and July 31, 2021:

		Options granted
Grant date	Exercise price ($)	Executives and directors	Non-executive employees	Total	Vesting terms	Expiry period
October 30, 2020	3.88	349,652	315,358	665,010	Terms A	10 years
December 22, 2020	5.44	380,673	960,100	1,340,773	Terms A	10 years
April 28, 2021	7.54	-	85,389	85,389	Terms A	10 years
June 17, 2021	7.43	75,000	45,613	120,613	Terms A	10 years
July 29, 2021	5.24	580,164	2,481,957	3,062,121	Terms A	10 years
Total		1,385,489	3,888,417	5,273,906
November 1, 2021	1.86	2,327,613	947,580	3,275,193	Terms A	10 years
March 21, 2022	0.75	2,491,034	2,254,069	4,745,103	Terms A	10 years
April 28, 2022	0.51	2,839,660	178,157	3,017,817	Terms A	10 years
June 16, 2022	0.28	6,192,033	621,760	6,813,793	Terms A	10 years
Total		13,850,340	4,001,566	17,851,906

Vesting terms A - One-third of the options will vest on each of the one-year anniversaries of the date of grant over a three-year period.

The following table summarizes information concerning stock options outstanding as at July 31, 2022.

Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)
$0.28-$0.75	13,984,612	9.78	1,925,669	9.65
$1.86-$9.92	7,422,273	7.90	5,497,265	7.55
$10.76-$34.00	3,280,183	6.46	3,237,557	6.46
	24,687,068		10,660,491

Restricted Share Units ("RSUs")

Under the Omnibus Plan, the Board of Directors is authorized to issue RSUs up to 10% of the issued and outstanding common shares, inclusive of the outstanding stock options. At the time of issuance, the Board of Directors establishes conversion values and expiry dates, which are up to 10 years from the date of issuance. The restriction criteria of the units are at the discretion of the Board of Directors and from time to time may be inclusive of Company based performance restrictions, employee-based performance restrictions or no restrictions to the units.

The following table summarizes RSU activity during the year ended July 31, 2022 and the year ended July 31, 2020.

	July 31, 2022		July 31, 2021
	Value of units on		Value of units on
	Units	grant date	Units	grant date
Opening balance	550,832	$7.91	587,108	$8.41
Granted	1,517,236	1.74	24,008	3.17-7.17
Replacement units issued on acquisition	-	-	223,506	8.61
Exercised - equity settled	-	-	(223,506)	8.61
Exercised - cash settled	-	-	(25,483)	5.62-8.60
Forfeited	(34,801)	3.30	(34,801)	11.76
Closing balance	2,033,267	$3.24	550,832	$7.91

The following table summarizes the RSUs granted during the year ended July 31, 2022 and the year ended July 31, 2021.

		RSUs granted
Grant date	Unit value	Executive and directors	Non-executive employees	Vesting terms	Expiry period
October 30, 2020	$3.16	7,161	-	Terms A	10 years
June 17, 2021	$7.17	9,413	-	Terms A	10 years
July 29, 2021	$5.38	7,434	-	Terms A	10 years
Total		24,008
November 1, 2021	$1.74	1,517,236	-	Terms A	10 years
Total		1,517,236

Vesting terms A - One-third of the units vest on each of the one-year anniversaries for the first three years after the grant date.

On at July 31, 2022, the Company had 2,195,909 vested RSUs.

Deferred Share Units ("DSUs")

Under the Omnibus Plan, the Board of Directors is authorized to issue DSUs (in conjunction with all share-based compensation) up to 10% of the issued and outstanding common shares, net of the outstanding share-based awards. At the time of issuance, the Board of Directors establishes conversion values and expiry dates, which are up to 10 years from the date of issuance. The deferral criteria of the units are at the discretion of the Board of Directors and from time to time may be inclusive of Company based performance restrictions, employee-based performance restrictions or no restrictions to the units.

The following table summarizes DSU activity during the years ended July 31, 2022 and July 31, 2021.

	July 31, 2022		July 31, 2021
	Units	Value of units	Units	Value of units
Opening balance	-	$-	-	$-
Granted	4,088,386	0.72	-	-
Closing balance	4,088,386	$0.24	-	$-

All DSUs have been issued to directors of the Company and fully vest upon the termination of their tenure as directors. On July 31, 2022, there were no vested DSUs.

Share-based Compensation

Share-based compensation is measured at fair value at the date of grant and are expensed over the vesting period. In determining the amount of share-based compensation, the Company used the Black-Scholes-Merton option pricing model to establish the fair value of stock options and RSUs granted at the grant date by applying the following assumptions:

	July 31, 2022	July 31, 2021
Exercise price (weighted average)	$6.84	$17.03
Share price (weighted average)	$6.69	$17.19
Risk-free interest rate (weighted average)	0.98%	1.24%
Expected life (years) of options (weighted average)	5	5
Expected annualized volatility (weighted average)	93%	85%

Volatility was estimated using the average historical volatility of the Company and comparable companies in the industry that have trading history and volatility history.

For the year ended July 31, 2022, the Company allocated $211 in share-based compensation to inventory (July 31, 2021 - $1,506).

The cash-settled share-based compensation liability is presented in Other liabilities. The following table summarizes the Company's equity-settled and cash-settled share- based payments for the years ended July 31, 2022 and 2021.

	July 31, 2022	July 31, 2021
	$	$
Stock option share-based compensation	13,506	12,863
RSU share-based compensation	-	287
Total share-based compensation	13,506	13,150

RSU cash-settled compensation	(189)	127
DSU cash-settled compensation	1,079	-
Total cash-settled compensation	890	127